Expense Example - Patient Opportunity Trust	Apr. 30, 2026 USD ($)
Patient Opportunity Trust, Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 737
Expense Example, with Redemption, 3 Years	1,077
Expense Example, with Redemption, 5 Years	1,440
Expense Example, with Redemption, 10 Years	2,458
Patient Opportunity Trust, Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	347
Expense Example, with Redemption, 3 Years	761
Expense Example, with Redemption, 5 Years	1,301
Expense Example, with Redemption, 10 Years	2,776
Patient Opportunity Trust, Class FI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	177
Expense Example, with Redemption, 3 Years	548
Expense Example, with Redemption, 5 Years	944
Expense Example, with Redemption, 10 Years	2,052
Patient Opportunity Trust, Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	451
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,720
Patient Opportunity Trust, Class IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	724
Expense Example, with Redemption, 10 Years	1,591
Patient Opportunity Trust, Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	197
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	1,047
Expense Example, with Redemption, 10 Years	$ 2,264